LONG TERM EQUIPMENT PURCHASE PAYABLE	9 Months Ended
Sep. 30, 2018
Payables and Accruals [Abstract]
LONG TERM EQUIPMENT PURCHASE PAYABLE

NOTE 6 – LONG TERM EQUIPMENT PURCHASE PAYABLE

Outstanding long term equipment purchase payable is comprised of the following

Final Year		Interest	September 30,	December 31,
of Maturity	Classification	Rate	2018	2017

	Current	0.00%	$297,421	$493,597
2019	Long term	0.00%	—	184,294
			$297,421	$677,891